Restructuring and Integration Costs (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Summary of Cost of Initiatives in Profit from Operations	The costs of the Group’s initiatives are included in profit from operations under the following headings:

	Notes	2023 £m	2022 £m	2021 £m
Employee benefit costs	3	(26)	315	160
Depreciation, amortisation and impairment costs	4	39	220	(11)
Other operating income	5	—	(1)	—
Other operating expenses		(15)	237	1
		(2)	771	150